Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables.
Schedule of Trade and other payables

	2020	2019
for the year ended 30 June	Rm	Rm
Trade payables	13 535	15 749
Capital project related payables*	3 516	9 088
Accrued expenses	3 837	3 340
Related party payables	276	324
third parties	88	189
equity accounted investments	188	135
Trade payables	21 164	28 501
Other payables**	7 188	6 282
Duties payable to revenue authorities	7 086	4 450
Value added tax	319	233
	35 757	39 466

*Decrease as a result of reduced activity on the LCCP project as units reach beneficial operation.

**Other payables includes employee-related payables.